Issued capital - Other considerations (Details) - shares shares in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Shares owned by third parties and managed by Group management companies (in shares)	45	39	40
Shares owned by third parties and managed by Group management companies as a percentage of shared capital	0.26%	0.22%	0.24%
Shares owned by third parties and received as security (in shares)	231
Shares received as security as a percentage of shared capital	1.33%